Operating expenses - Continuing operations (Details) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations
Number and average number of employees
Average number of employees	73,400	82,400	88,800
Temporary employees	5,000	6,700	7,800
Number of employees	69,700	77,000	87,800
Continuing operations | UK
Number and average number of employees
Number of employees	51,200	57,300	64,100
Continuing operations | USA
Number and average number of employees
Number of employees	500	700	1,100
Continuing operations | Europe
Number and average number of employees
Number of employees	4,200	5,200	6,200
Continuing operations | Rest of the World
Number and average number of employees
Number of employees	13,800	13,800	16,400
Continuing operations | Operating segment | Personal & Business Banking
Number and average number of employees
Number of employees	24,500	28,100	32,400
Continuing operations | Operating segment | UK Personal & Business Banking
Number and average number of employees
Number of employees	21,900	25,100	29,900
Continuing operations | Operating segment | Ulster Bank RoI
Number and average number of employees
Number of employees	2,600	3,000	2,500
Continuing operations | Operating segment | Commercial & Private Banking
Number and average number of employees
Number of employees	6,000	7,300	7,600
Continuing operations | Operating segment | Commercial Banking
Number and average number of employees
Number of employees	4,500	5,600	5,700
Continuing operations | Operating segment | Private Banking
Number and average number of employees
Number of employees	1,500	1,700	1,900
Continuing operations | Operating segment | RBS International
Number and average number of employees
Number of employees	1,600	800	700
Continuing operations | Operating segment | NatWest Markets
Number and average number of employees
Number of employees	5,300	1,500	2,500
Continuing operations | Operating segment | Central items & other
Number and average number of employees
Number of employees	32,300	39,300	44,600
Discontinued operations
Number and average number of employees
Average number of employees	0	0	10,100
Number of employees	0	0	0